Commitments and Contingencies - Operating Lease Obligations Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies - Operating Lease Obligations Table [Abstract]
2014	$ 309
2015	245
2016	233
2017	157
2018	34
Thereafter	0
Total	$ 978